Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Analysis Of Single Amount Of Discontinued Operations Table (Detail)
$ in Thousands, $ in Millions
	9 Months Ended	12 Months Ended
	Oct. 06, 2022 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)		Dec. 31, 2020 MXN ($)
Revenue [abstract]
Revenues services		$ 712,985,548	$ 36,725	$ 694,300,431	[1]	$ 688,029,934	[1]
Sales of equipment		131,515,849	6,774	136,387,021	[1]	127,369,153	[1]
Operating revenues		844,501,397	43,499	830,687,452	[1]	815,399,087	[1]
Total costs and expenses		330,532,450	17,025	328,510,002	[1]	323,468,972	[1]
Operating income		170,870,752	8,802	167,556,250	[1]	148,812,807	[1]
Profit before income tax		134,269,499	6,916	104,807,649	[1]	52,617,349	[1]
Tax expense:
Income taxes		46,044,089	2,372	32,717,477	[1]	13,178,171	[1]
Net profit for the year from discontinued operations		$ (6,719,015)	$ (346)	124,235,942	[1]	11,587,779	[1]
Joint ventures [member] | Discontinued operations [member]
Revenue [abstract]
Revenues services	$ 10,500,087			17,276,464		17,521,377
Sales of equipment	2,626,823			4,508,925		3,536,505
Operating revenues	13,126,910			21,785,389		21,057,882
Total costs and expenses	14,954,526			22,892,415		22,418,969
Operating income	(1,827,616)			(1,107,026)		(1,361,087)
Financial cost	(685,129)			(533,899)		(1,647,069)
Profit before income tax	(2,512,745)			(1,640,925)		(3,008,156)
Tax expense:
Income taxes	(1,805,500)			(4,578,004)		316,386
Net profit for the year from discontinued operations	$ (707,245)			$ 2,937,079		$ (3,324,542)

[1]	Restated for discontinued operations